Schedule of Investments (unaudited)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 2.5%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	$494	$493,323
7.13%, 02/15/31(a)	450	449,369
7.50%, 06/01/29(a)(b)	373	339,920
7.50%, 03/15/33(a)	350	349,034
7.75%, 04/15/28(a)(b)	360	340,432
7.88%, 04/01/30(a)(b)	307	315,926
9.00%, 09/15/28(a)(b)	285	298,709
Dotdash Meredith Inc., 7.63%, 06/15/32(a)	150	146,164
Lamar Media Corp.
3.63%, 01/15/31	185	170,191
3.75%, 02/15/28	225	217,283
4.00%, 02/15/30	185	175,503
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)	169	161,032
4.63%, 03/15/30(a)(b)	167	158,489
5.00%, 08/15/27(a)	252	249,553
7.38%, 02/15/31(a)	146	153,285
Stagwell Global LLC, 5.63%, 08/15/29(a)	392	376,922
		4,395,135
Aerospace & Defense — 2.0%
TransDigm Inc.
4.63%, 01/15/29	285	278,600
4.88%, 05/01/29	155	152,055
6.00%, 01/15/33(a)	325	326,803
6.38%, 03/01/29(a)	596	610,088
6.38%, 05/31/33(a)	585	588,622
6.63%, 03/01/32(a)	508	522,541
6.75%, 08/15/28(a)	449	458,192
6.88%, 12/15/30(a)	320	331,635
7.13%, 12/01/31(a)	242	252,049
		3,520,585
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	167	166,737
6.00%, 06/15/30(a)(b)	354	356,192
		522,929
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	195	195,119
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	745	720,527
		915,646
Apparel — 0.6%
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	222	233,867
Kontoor Brands Inc., 4.13%, 11/15/29(a)	151	140,460
Under Armour Inc., 7.25%, 07/15/30(a)	135	138,245
VF Corp.
2.80%, 04/23/27	185	176,641
2.95%, 04/23/30	260	220,226
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	197	177,496
		1,086,935
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	132	118,174
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	169	173,002
7.50%, 02/15/33(a)(b)	300	305,955
8.25%, 04/15/31(a)(b)	168	175,516
Dana Inc.
4.25%, 09/01/30	159	156,467
5.38%, 11/15/27	135	134,915
5.63%, 06/15/28	130	130,026
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	302	313,910
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Phinia Inc.
6.63%, 10/15/32(a)	$165	$168,035
6.75%, 04/15/29(a)	193	198,646
		1,756,472
Banks — 0.3%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	375	413,136
Walker & Dunlop Inc., 6.63%, 04/01/33(a)	135	137,686
		550,822
Beverages — 0.3%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	275	264,776
6.25%, 04/01/29(a)	265	265,606
		530,382
Building Materials — 2.2%
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	172	166,958
Builders FirstSource Inc.
4.25%, 02/01/32(a)	480	443,547
5.00%, 03/01/30(a)(b)	206	201,833
6.38%, 06/15/32(a)(b)	245	250,577
6.38%, 03/01/34(a)	369	374,394
6.75%, 05/15/35(a)(b)	260	267,149
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)	1,020	1,040,621
6.75%, 07/15/31(a)	199	205,070
Griffon Corp., 5.75%, 03/01/28(b)	373	371,053
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	125	123,951
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	146	138,441
Knife River Corp., 7.75%, 05/01/31(a)	160	167,847
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	243	247,261
		3,998,702
Chemicals — 1.3%
Ashland Inc., 3.38%, 09/01/31(a)(b)	136	119,542
Avient Corp.
6.25%, 11/01/31(a)	247	247,869
7.13%, 08/01/30(a)	254	260,473
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	200	207,886
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	280	262,310
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	175	173,476
FMC Corp., 8.45%, 11/01/55, (5-year CMT + 4.366%)(c)	260	268,769
Huntsman International LLC
2.95%, 06/15/31	150	126,160
4.50%, 05/01/29	300	285,219
Tronox Inc., 4.63%, 03/15/29(a)(b)	379	293,949
		2,245,653
Commercial Services — 6.3%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	368	352,252
4.88%, 07/15/32(a)(b)	270	257,143
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	140	138,301
AMN Healthcare Inc., 4.63%, 10/01/27(a)	194	189,628
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)	200	192,567
5.38%, 03/01/29(a)(b)	208	200,176
8.00%, 02/15/31(a)	179	182,745
8.25%, 01/15/30(a)	264	271,860
8.38%, 06/15/32(a)	220	226,910
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	425	429,058
Block Inc.
3.50%, 06/01/31(b)	384	352,022
6.50%, 05/15/32	735	754,421
Brink's Co. (The)
4.63%, 10/15/27(a)	226	222,785
6.50%, 06/15/29(a)	129	132,117

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
6.75%, 06/15/32(a)(b)	$148	$152,503
Cimpress PLC, 7.38%, 09/15/32(a)	195	189,169
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	324	310,246
4.88%, 07/01/29(a)(b)	347	325,462
Deluxe Corp.
8.00%, 06/01/29(a)	173	166,064
8.13%, 09/15/29(a)	150	154,059
Herc Holdings Inc.
5.50%, 07/15/27(a)	386	384,430
6.63%, 06/15/29(a)	298	305,160
7.00%, 06/15/30(a)	610	629,876
7.25%, 06/15/33(a)	405	419,662
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	185	167,304
5.00%, 12/01/29(a)(b)	370	260,789
12.63%, 07/15/29(a)(b)	450	470,374
Korn Ferry, 4.63%, 12/15/27(a)	129	126,902
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	355	346,086
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	353	340,737
6.25%, 01/15/28(a)(b)	485	484,968
Service Corp. International/U.S.
3.38%, 08/15/30(b)	312	284,002
4.00%, 05/15/31	295	273,526
4.63%, 12/15/27	195	193,143
5.13%, 06/01/29(b)	275	272,319
5.75%, 10/15/32(b)	296	296,666
TriNet Group Inc.
3.50%, 03/01/29(a)	185	171,704
7.13%, 08/15/31(a)	139	143,142
Valvoline Inc., 3.63%, 06/15/31(a)(b)	197	177,360
WEX Inc., 6.50%, 03/15/33(a)	200	202,624
ZipRecruiter Inc., 5.00%, 01/15/30(a)	193	146,537
		11,296,799
Computers — 1.7%
ASGN Inc., 4.63%, 05/15/28(a)	206	200,564
CACI International Inc., 6.38%, 06/15/33(a)	375	383,856
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	350	370,989
Insight Enterprises Inc., 6.63%, 05/15/32(a)	197	201,472
NCR Atleos Corp., 9.50%, 04/01/29(a)	475	514,727
NCR Voyix Corp.
5.00%, 10/01/28(a)	240	235,991
5.13%, 04/15/29(a)(b)	137	134,265
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(a)	150	143,560
5.75%, 12/01/34(a)(b)	163	153,310
5.88%, 07/15/30(a)	125	126,609
8.25%, 12/15/29(a)(b)	153	163,080
8.50%, 07/15/31(a)(b)	155	163,945
9.63%, 12/01/32(a)	206	231,563
		3,023,931
Cosmetics & Personal Care — 0.8%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	185	175,113
5.50%, 06/01/28(a)(b)	277	275,086
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	275	267,823
6.13%, 09/30/32(b)	269	270,746
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	219	200,445
5.13%, 01/15/28(a)	147	145,696
		1,334,909
Distribution & Wholesale — 0.5%
Gates Corp./DE, 6.88%, 07/01/29(a)	204	210,115
Security	Par (000)	Value
Distribution & Wholesale (continued)
RB Global Holdings Inc.
6.75%, 03/15/28(a)	$190	$194,618
7.75%, 03/15/31(a)	325	340,811
Resideo Funding Inc., 6.50%, 07/15/32(a)	208	211,051
		956,595
Diversified Financial Services — 8.2%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(c)	170	168,853
6.70%, 02/14/33(b)	183	189,967
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(c)	145	149,829
9.75%, 03/15/29(a)	295	316,473
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	124,394
7.50%, 07/15/33(a)	200	201,258
9.25%, 07/01/31(a)	275	290,882
Coinbase Global Inc.
3.38%, 10/01/28(a)	370	348,368
3.63%, 10/01/31(a)	275	246,218
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	185	187,390
9.25%, 12/15/28(a)	223	235,878
Encore Capital Group Inc.
8.50%, 05/15/30(a)	175	185,232
9.25%, 04/01/29(a)	150	158,717
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	251	252,545
5.50%, 08/15/28(a)	269	268,726
5.75%, 11/15/31(a)	207	208,777
6.00%, 01/15/27(a)	185	185,192
6.50%, 08/01/29(a)	285	291,235
7.13%, 02/01/32(a)	401	418,783
Navient Corp.
4.88%, 03/15/28	175	170,700
5.00%, 03/15/27	275	271,931
5.50%, 03/15/29(b)	275	269,071
5.63%, 08/01/33(b)	205	184,471
7.88%, 06/15/32(b)	185	192,707
9.38%, 07/25/30	175	191,405
11.50%, 03/15/31	195	218,996
OneMain Finance Corp.
3.50%, 01/15/27	260	253,699
3.88%, 09/15/28	225	214,595
4.00%, 09/15/30(b)	302	276,277
5.38%, 11/15/29	275	269,593
6.13%, 05/15/30	115	115,251
6.63%, 01/15/28	284	290,748
6.63%, 05/15/29	330	336,986
6.75%, 03/15/32	220	223,148
7.13%, 11/15/31	278	286,990
7.13%, 09/15/32	320	329,946
7.50%, 05/15/31	277	288,779
7.88%, 03/15/30	247	260,056
9.00%, 01/15/29	246	257,861
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	247	236,758
5.75%, 09/15/31(a)	178	173,978
6.88%, 05/15/32(a)	300	305,749
6.88%, 02/15/33(a)(b)	310	315,911
7.13%, 11/15/30(a)	248	255,549
7.88%, 12/15/29(a)	299	315,510
PRA Group Inc., 8.88%, 01/31/30(a)(b)	190	197,263
Rocket Companies Inc.
6.13%, 08/01/30(a)	750	761,072
6.38%, 08/01/33(a)	725	739,677
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	275	259,840
3.88%, 03/01/31(a)(b)	460	424,325

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.00%, 10/15/33(a)(b)	$315	$278,881
SLM Corp.
3.13%, 11/02/26	168	163,972
6.50%, 01/31/30	170	176,576
Stonex Escrow Issuer LLC, 6.88%, 07/15/32(a)	125	127,363
StoneX Group Inc., 7.88%, 03/01/31(a)	205	215,804
Synchrony Financial, 7.25%, 02/02/33	254	267,296
VFH Parent LLC/Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	184	191,462
		14,738,913
Electrical Components & Equipment — 1.0%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	291	275,973
4.75%, 06/15/28(a)	222	216,051
WESCO Distribution Inc.
6.38%, 03/15/29(a)	319	327,109
6.38%, 03/15/33(a)	295	302,024
6.63%, 03/15/32(a)	325	335,294
7.25%, 06/15/28(a)	405	410,637
		1,867,088
Electronics — 1.0%
Atkore Inc., 4.25%, 06/01/31(a)	160	147,747
Coherent Corp., 5.00%, 12/15/29(a)	348	340,510
Sensata Technologies BV
4.00%, 04/15/29(a)	365	346,921
5.88%, 09/01/30(a)	175	175,168
Sensata Technologies Inc.
3.75%, 02/15/31(a)	274	249,455
4.38%, 02/15/30(a)	165	157,807
6.63%, 07/15/32(a)	180	184,332
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	205	195,293
		1,797,233
Engineering & Construction — 0.6%
Arcosa Inc.
4.38%, 04/15/29(a)	147	141,731
6.88%, 08/15/32(a)	220	227,485
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	168	162,822
TopBuild Corp.
3.63%, 03/15/29(a)	141	133,007
4.13%, 02/15/32(a)	185	170,504
Tutor Perini Corp., 11.88%, 04/30/29(a)(b)	154	173,019
		1,008,568
Entertainment — 1.8%
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	286	284,111
7.00%, 08/01/32(a)(b)	186	192,050
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	184	178,789
4.75%, 10/15/27(a)	335	329,897
6.50%, 05/15/27(a)	441	446,006
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)	282	275,071
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29(b)	169	164,219
5.38%, 04/15/27	135	134,668
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)	199	198,596
7.25%, 05/15/31(a)(b)	280	285,169
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	336	342,320
Vail Resorts Inc.
5.63%, 07/15/30(a)	205	206,067
6.50%, 05/15/32(a)	220	226,149
		3,263,112
Security	Par (000)	Value
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27(a)	$188	$186,436
6.38%, 02/01/31(a)	183	186,741
Enviri Corp., 5.75%, 07/31/27(a)	173	170,140
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	275	266,408
4.38%, 08/15/29(a)	202	195,350
4.75%, 06/15/29(a)	275	269,110
6.75%, 01/15/31(a)	365	378,826
		1,653,011
Food — 2.8%
B&G Foods Inc.
5.25%, 09/15/27(b)	188	166,782
8.00%, 09/15/28(a)(b)	293	274,028
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	343	325,924
4.38%, 01/31/32(a)(b)	275	256,821
4.88%, 05/15/28(a)	184	182,180
Post Holdings Inc.
4.50%, 09/15/31(a)	390	360,669
4.63%, 04/15/30(a)	497	474,754
5.50%, 12/15/29(a)	471	467,005
6.25%, 02/15/32(a)(b)	357	363,727
6.25%, 10/15/34(a)	230	230,243
6.38%, 03/01/33(a)(b)	419	419,837
TreeHouse Foods Inc., 4.00%, 09/01/28	166	152,757
U.S. Foods Inc.
4.63%, 06/01/30(a)	185	178,392
4.75%, 02/15/29(a)	315	308,809
5.75%, 04/15/33(a)	185	183,698
6.88%, 09/15/28(a)	201	206,932
7.25%, 01/15/32(a)(b)	172	179,211
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	189	188,206
		4,919,975
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	425	420,857
Forest Products & Paper — 0.2%
Magnera Corp.
4.75%, 11/15/29(a)(b)	180	158,819
7.25%, 11/15/31(a)(b)	275	259,230
		418,049
Health Care - Products — 1.2%
Avantor Funding Inc.
3.88%, 11/01/29(a)	293	275,947
4.63%, 07/15/28(a)	580	567,004
Dentsply Sirona Inc., 8.38%, 09/12/55, (5-year CMT + 2.769%)(c)	200	201,586
Embecta Corp., 5.00%, 02/15/30(a)(b)	170	154,171
Hologic Inc.
3.25%, 02/15/29(a)	350	331,419
4.63%, 02/01/28(a)	140	138,089
Insulet Corp., 6.50%, 04/01/33(a)	150	154,264
Teleflex Inc.
4.25%, 06/01/28(a)	171	165,747
4.63%, 11/15/27	170	167,273
		2,155,500
Health Care - Services — 6.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	158	152,844
5.50%, 07/01/28(a)	158	155,984
7.38%, 03/15/33(a)(b)	190	195,743
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	184	173,145
4.00%, 03/15/31(a)	185	169,762
4.25%, 05/01/28(a)	165	160,208
Concentra Health Services Inc., 6.88%, 07/15/32(a)(b)	240	246,654

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
DaVita Inc.
3.75%, 02/15/31(a)	$537	$487,143
4.63%, 06/01/30(a)(b)	1,001	955,286
6.75%, 07/15/33(a)	370	381,449
6.88%, 09/01/32(a)(b)	376	386,877
Encompass Health Corp.
4.50%, 02/01/28	279	274,796
4.63%, 04/01/31(b)	155	148,063
4.75%, 02/01/30(b)	302	294,760
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	196	179,017
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	241	232,297
IQVIA Inc.
5.00%, 10/15/26(a)	320	319,146
5.00%, 05/15/27(a)	405	402,761
6.25%, 06/01/32(a)	725	743,463
6.50%, 05/15/30(a)	225	232,275
LifePoint Health Inc.
5.38%, 01/15/29(a)	200	187,786
8.38%, 02/15/32(a)	275	292,726
9.88%, 08/15/30(a)	325	350,663
10.00%, 06/01/32(a)	300	311,505
11.00%, 10/15/30(a)	425	467,623
Molina Healthcare Inc.
3.88%, 11/15/30(a)	250	225,799
3.88%, 05/15/32(a)	265	231,388
4.38%, 06/15/28(a)	300	287,329
6.25%, 01/15/33(a)(b)	280	276,305
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)	133	130,223
Select Medical Corp., 6.25%, 12/01/32(a)(b)	205	204,855
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	309	317,937
Tenet Healthcare Corp.
4.25%, 06/01/29	405	390,702
4.38%, 01/15/30	420	403,976
4.63%, 06/15/28	175	172,041
6.13%, 10/01/28(b)	720	720,068
6.13%, 06/15/30	575	580,371
6.75%, 05/15/31	390	401,340
		12,244,310
Holding Companies - Diversified — 0.3%
Clue Opco LLC, 9.50%, 10/15/31(a)	270	286,314
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	352	326,932
		613,246
Home Builders — 0.8%
Century Communities Inc.
3.88%, 08/15/29(a)	168	154,720
6.75%, 06/01/27	170	170,102
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	81	87,557
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	150	144,246
8.75%, 12/15/28(a)(b)	134	140,319
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)	180	177,432
5.75%, 01/15/28(a)	150	151,411
5.88%, 06/15/27(a)	181	182,462
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	184	172,548
		1,380,797
Home Furnishings — 0.8%
Somnigroup International Inc.
3.88%, 10/15/31(a)	280	252,832
4.00%, 04/15/29(a)	312	296,435
Whirlpool Corp.
4.50%, 06/01/46	200	150,082
4.60%, 05/15/50(b)	175	130,498
4.75%, 02/26/29(b)	245	239,304
6.13%, 06/15/30	205	204,519
Security	Par (000)	Value
Home Furnishings (continued)
6.50%, 06/15/33	$220	$216,579
		1,490,249
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	182	171,060
4.13%, 04/30/31(a)	145	134,331
		305,391
Housewares — 0.9%
Newell Brands Inc.
6.38%, 09/15/27	150	151,931
6.38%, 05/15/30	275	267,302
6.63%, 09/15/29	191	189,896
6.63%, 05/15/32(b)	170	162,637
6.88%, 04/01/36(b)	150	143,191
7.00%, 04/01/46	250	214,360
8.50%, 06/01/28(a)	500	524,506
		1,653,823
Insurance — 0.5%
Assurant Inc., 7.00%, 03/27/48(c)	135	137,762
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	211	217,815
Ryan Specialty LLC
4.38%, 02/01/30(a)	150	143,932
5.88%, 08/01/32(a)	455	456,288
		955,797
Internet — 2.7%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	123,739
5.63%, 09/15/28(a)	150	149,387
Cars.com Inc., 6.38%, 11/01/28(a)	149	148,811
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	164	164,290
Cogent Communications Group LLC/Cogent Finance Inc., 6.50%, 07/01/32(a)	220	215,597
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	340	346,684
6.75%, 09/30/27(a)	327	332,600
7.13%, 09/30/30(a)(b)	225	232,436
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	304	285,452
5.25%, 12/01/27(a)	220	219,139
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	500	465,339
8.13%, (5-year CMT + 4.250%)(a)(c)(d)	215	213,485
9.75%, 04/15/29(a)	620	681,712
11.25%, 02/15/27(a)	535	579,676
Wayfair LLC
7.25%, 10/31/29(a)	275	279,727
7.75%, 09/15/30(a)	245	251,962
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	153	142,012
		4,832,048
Iron & Steel — 1.2%
ATI Inc., 7.25%, 08/15/30	155	162,055
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	230	230,252
6.75%, 04/15/30(a)	277	275,389
6.88%, 11/01/29(a)(b)	325	325,117
7.00%, 03/15/32(a)(b)	511	498,387
7.38%, 05/01/33(a)(b)	330	321,819
7.50%, 09/15/31(a)	310	309,859
		2,122,878
Leisure Time — 1.6%
Life Time Inc., 6.00%, 11/15/31(a)	190	191,479
NCL Corp. Ltd.
5.88%, 02/15/27(a)	312	312,778
6.75%, 02/01/32(a)	680	698,473

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
7.75%, 02/15/29(a)	$208	$220,792
8.13%, 01/15/29(a)	298	313,274
NCL Finance Ltd., 6.13%, 03/15/28(a)	178	180,491
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	90	91,408
10.75%, 11/15/29(a)(b)	292	300,740
11.13%, 07/15/30(a)	475	501,466
		2,810,901
Lodging — 2.4%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	553	498,449
3.75%, 05/01/29(a)	317	302,018
4.00%, 05/01/31(a)	403	375,929
4.88%, 01/15/30(b)	367	361,993
5.75%, 05/01/28(a)	20	20,018
5.75%, 09/15/33(a)	395	395,415
5.88%, 04/01/29(a)	210	213,366
5.88%, 03/15/33(a)	370	373,797
6.13%, 04/01/32(a)	150	152,957
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	184	169,429
5.00%, 06/01/29(a)	337	322,432
6.63%, 01/15/32(a)	315	318,811
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	175	174,609
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)	190	181,330
Travel & Leisure Co.
4.50%, 12/01/29(a)	224	215,081
6.00%, 04/01/27	152	153,108
		4,228,742
Machinery — 1.1%
Chart Industries Inc.
7.50%, 01/01/30(a)	561	587,696
9.50%, 01/01/31(a)	165	176,526
Esab Corp., 6.25%, 04/15/29(a)	258	263,743
Mueller Water Products Inc., 4.00%, 06/15/29(a)	166	158,651
Terex Corp.
5.00%, 05/15/29(a)	197	192,288
6.25%, 10/15/32(a)(b)	305	305,449
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	317	308,174
		1,992,527
Manufacturing — 0.6%
Axon Enterprise Inc.
6.13%, 03/15/30(a)	370	378,580
6.25%, 03/15/33(a)	270	276,881
Hillenbrand Inc., 6.25%, 02/15/29(b)	173	175,333
Trinity Industries Inc., 7.75%, 07/15/28(a)	236	245,740
		1,076,534
Media — 7.6%
Cable One Inc., 4.00%, 11/15/30(a)(b)	224	172,747
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	450	410,643
4.25%, 01/15/34(a)(b)	291	251,051
4.50%, 08/15/30(a)	365	341,598
4.50%, 05/01/32(b)	385	349,366
4.50%, 06/01/33(a)(b)	260	230,839
4.75%, 03/01/30(a)	407	386,613
4.75%, 02/01/32(a)(b)	150	138,516
5.00%, 02/01/28(a)	331	324,937
5.13%, 05/01/27(a)	436	432,414
5.38%, 06/01/29(a)	224	220,117
6.38%, 09/01/29(a)	195	196,741
7.38%, 03/01/31(a)(b)	200	205,469
CSC Holdings LLC
3.38%, 02/15/31(a)	290	190,910
4.13%, 12/01/30(a)	325	218,344
Security	Par (000)	Value
Media (continued)
4.50%, 11/15/31(a)	$430	$286,664
4.63%, 12/01/30(a)	685	320,315
5.00%, 11/15/31(a)	170	80,356
5.38%, 02/01/28(a)	225	207,002
5.50%, 04/15/27(a)	325	314,675
5.75%, 01/15/30(a)	705	347,043
6.50%, 02/01/29(a)	505	399,208
7.50%, 04/01/28(a)	280	226,540
11.25%, 05/15/28(a)	300	301,506
11.75%, 01/31/29(a)	620	579,880
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	370	359,539
5.63%, 07/15/27(a)	620	618,928
Paramount Global
6.25%, 02/28/57(c)	225	216,683
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(c)	375	369,655
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	151	111,944
5.50%, 03/01/30(a)(b)	169	139,575
8.13%, 02/15/33(a)	450	460,214
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	384	375,479
3.88%, 09/01/31(a)(b)	537	473,831
4.00%, 07/15/28(a)	751	715,360
4.13%, 07/01/30(a)	538	490,585
5.00%, 08/01/27(a)	538	532,080
5.50%, 07/01/29(a)(b)	448	442,368
TEGNA Inc.
4.63%, 03/15/28(b)	367	358,660
5.00%, 09/15/29(b)	400	384,504
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	394,371
		13,577,270
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)(b)	170	172,421
Mining — 1.4%
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	200	202,313
6.38%, 09/15/32(a)	175	177,279
Century Aluminum Co., 6.88%, 08/01/32(a)	175	176,742
Compass Minerals International Inc., 8.00%, 07/01/30(a)	250	259,013
Constellium SE, 3.75%, 04/15/29(a)	175	164,275
Hecla Mining Co., 7.25%, 02/15/28	166	167,647
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)	186	173,415
4.63%, 03/01/28(a)(b)	161	157,225
Novelis Corp.
3.88%, 08/15/31(a)	275	246,984
4.75%, 01/30/30(a)	575	550,889
6.88%, 01/30/30(a)(b)	275	283,175
		2,558,957
Office & Business Equipment — 0.5%
Xerox Corp.
10.25%, 10/15/30(a)(b)	140	144,158
13.50%, 04/15/31(a)	185	180,843
Xerox Holdings Corp.
5.50%, 08/15/28(a)	278	184,209
8.88%, 11/30/29(a)	182	119,686
Zebra Technologies Corp., 6.50%, 06/01/32(a)	180	184,379
		813,275
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29(b)	155	152,926

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers — 2.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	$375	$370,372
5.25%, 08/15/27(a)	570	282,849
Ball Corp.
2.88%, 08/15/30(b)	489	439,390
3.13%, 09/15/31(b)	299	267,493
6.00%, 06/15/29(b)	385	391,880
6.88%, 03/15/28	264	269,546
Crown Americas LLC
5.25%, 04/01/30(b)	176	177,725
5.88%, 06/01/33(a)	260	260,679
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	148	146,338
OI European Group BV, 4.75%, 02/15/30(a)(b)	146	138,319
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	197	197,164
7.25%, 05/15/31(a)(b)	256	258,837
Sealed Air Corp.
4.00%, 12/01/27(a)	136	132,066
5.00%, 04/15/29(a)	144	141,898
6.50%, 07/15/32(a)(b)	151	155,681
6.88%, 07/15/33(a)	186	198,607
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	264	266,528
7.25%, 02/15/31(a)	164	170,442
Silgan Holdings Inc., 4.13%, 02/01/28	203	197,168
TriMas Corp., 4.13%, 04/15/29(a)	141	135,274
		4,598,256
Pharmaceuticals — 1.5%
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	168	157,454
5.13%, 03/01/30(a)(b)	206	193,652
BellRing Brands Inc., 7.00%, 03/15/30(a)	296	307,064
Elanco Animal Health Inc., 6.65%, 08/28/28	266	275,407
Grifols SA, 4.75%, 10/15/28(a)	290	279,283
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	206	172,746
12.25%, 04/15/29(a)	292	318,473
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	560	541,826
Option Care Health Inc., 4.38%, 10/31/29(a)	198	189,236
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	177	153,925
6.63%, 04/01/30(a)	190	171,090
		2,760,156
Real Estate — 1.1%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	263	264,899
8.88%, 09/01/31(a)	127	136,142
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	223	212,760
4.38%, 02/01/31(a)	233	214,764
5.38%, 08/01/28(a)	276	274,369
Kennedy-Wilson Inc.
4.75%, 03/01/29	203	190,508
4.75%, 02/01/30(b)	223	205,293
5.00%, 03/01/31(b)	213	194,393
Newmark Group Inc., 7.50%, 01/12/29	175	185,766
		1,878,894
Real Estate Investment Trusts — 6.8%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	189	179,484
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)	170	179,881
Brandywine Operating Partnership LP
3.95%, 11/15/27	157	151,377
8.88%, 04/12/29	201	215,892
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	$256	$248,931
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	416	393,528
4.88%, 09/15/27(a)	320	317,616
4.88%, 09/15/29(a)	370	361,860
5.00%, 07/15/28(a)	185	182,701
5.25%, 03/15/28(a)	286	284,545
5.25%, 07/15/30(a)	491	482,586
5.63%, 07/15/32(a)	202	199,262
6.25%, 01/15/33(a)	470	477,880
7.00%, 02/15/29(a)	367	377,212
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	253	241,537
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	495	338,184
4.63%, 08/01/29(b)	320	243,256
5.00%, 10/15/27(b)	500	458,682
8.50%, 02/15/32(a)(b)	565	587,741
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	260	250,201
5.88%, 10/01/28(a)	253	252,180
7.00%, 02/01/30(a)	215	220,319
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	165	165,140
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	230	223,785
4.75%, 10/15/27	256	253,507
6.50%, 04/01/32(a)(b)	367	374,940
6.50%, 06/15/33(a)	215	220,148
7.25%, 07/15/28(a)	133	137,138
SBA Communications Corp.
3.13%, 02/01/29	538	501,432
3.88%, 02/15/27	537	527,435
Starwood Property Trust Inc.
4.38%, 01/15/27(a)(b)	165	162,302
6.00%, 04/15/30(a)	135	136,364
6.50%, 07/01/30(a)(b)	185	190,306
6.50%, 10/15/30(a)	205	210,889
7.25%, 04/01/29(a)	237	248,134
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)	260	245,901
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	217	210,624
6.50%, 02/15/29(a)	410	398,821
8.63%, 06/15/32(a)	205	207,887
10.50%, 02/15/28(a)	693	732,150
XHR LP
4.88%, 06/01/29(a)(b)	168	162,342
6.63%, 05/15/30(a)	145	147,418
		12,101,518
Retail — 6.9%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	275	260,549
3.88%, 01/15/28(a)	587	566,485
4.00%, 10/15/30(a)	1,056	978,410
4.38%, 01/15/28(a)	278	271,756
5.63%, 09/15/29(a)	185	186,389
6.13%, 06/15/29(a)	438	447,470
Advance Auto Parts Inc.
3.90%, 04/15/30	178	161,318
7.00%, 08/01/30(a)	380	381,953
7.38%, 08/01/33(a)	365	366,657
Asbury Automotive Group Inc.
4.50%, 03/01/28	148	145,227
4.63%, 11/15/29(a)(b)	295	283,134

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.75%, 03/01/30	$159	$152,746
5.00%, 02/15/32(a)(b)	222	210,149
Bath & Body Works Inc.
5.25%, 02/01/28(b)	179	179,358
6.63%, 10/01/30(a)(b)	331	338,946
6.75%, 07/01/36(b)	225	227,953
6.88%, 11/01/35	288	296,361
7.50%, 06/15/29(b)	150	153,622
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(e)	180	184,488
9.00%, 06/01/30, (13.00% PIK)(a)(e)	531	555,944
9.00%, 06/01/31, (9.00% PIK)(a)(e)	780	927,030
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)	162	168,676
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	121	114,160
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	261	251,513
6.38%, 01/15/30(a)	165	168,344
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	260	258,655
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	305	288,256
4.38%, 01/15/31(a)	188	176,652
4.63%, 12/15/27(a)	131	129,051
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	130	124,631
Patrick Industries Inc., 6.38%, 11/01/32(a)	170	170,030
Penske Automotive Group Inc., 3.75%, 06/15/29	185	175,120
QXO Building Products Inc., 6.75%, 04/30/32(a)	835	860,187
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	230	236,178
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	239	229,852
4.88%, 11/15/31(a)(b)	184	173,146
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	218	202,749
Yum! Brands Inc.
3.63%, 03/15/31	400	368,640
4.63%, 01/31/32	390	373,307
4.75%, 01/15/30(a)	302	297,600
5.38%, 04/01/32	378	376,059
		12,418,751
Semiconductors — 0.5%
Entegris Inc.
3.63%, 05/01/29(a)	159	149,137
4.38%, 04/15/28(a)	133	129,472
5.95%, 06/15/30(a)(b)	315	317,745
ON Semiconductor Corp., 3.88%, 09/01/28(a)	245	236,440
Synaptics Inc., 4.00%, 06/15/29(a)(b)	132	124,477
		957,271
Software — 1.8%
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	146	149,373
Elastic NV, 4.13%, 07/15/29(a)	230	218,706
Fair Isaac Corp.
4.00%, 06/15/28(a)	327	316,009
6.00%, 05/15/33(a)	540	543,445
Open Text Corp.
3.88%, 02/15/28(a)(b)	347	334,303
3.88%, 12/01/29(a)	312	292,025
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	314	293,876
4.13%, 12/01/31(a)	239	217,629
PTC Inc., 4.00%, 02/15/28(a)	180	175,357
RingCentral Inc., 8.50%, 08/15/30(a)(b)	148	157,805
Twilio Inc.
3.63%, 03/15/29	188	177,940
3.88%, 03/15/31(b)	184	170,789
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	259	243,480
		3,290,737
Security	Par (000)	Value
Telecommunications — 6.8%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(c)	$365	$372,734
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	460	467,179
Ciena Corp., 4.00%, 01/31/30(a)	153	144,504
CommScope LLC
4.75%, 09/01/29(a)(b)	357	346,794
7.13%, 07/01/28(a)(b)	221	218,804
8.25%, 03/01/27(a)(b)	330	330,176
9.50%, 12/15/31(a)(b)	375	394,533
CommScope Technologies LLC, 5.00%, 03/15/27(a)	260	254,493
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	625	631,110
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	573	572,705
5.88%, 10/15/27(a)	307	307,076
5.88%, 11/01/29	275	277,490
6.00%, 01/15/30(a)	368	372,338
6.75%, 05/01/29(a)	388	391,804
8.63%, 03/15/31(a)	247	261,916
8.75%, 05/15/30(a)	313	328,180
Level 3 Financing Inc.
3.88%, 10/15/30(a)	172	148,844
4.00%, 04/15/31(a)(b)	167	144,214
4.50%, 04/01/30(a)	260	233,945
4.88%, 06/15/29(a)(b)	225	211,529
6.88%, 06/30/33(a)	790	801,489
10.75%, 12/15/30(a)	279	314,916
11.00%, 11/15/29(a)	553	627,841
Lumen Technologies Inc., 10.00%, 10/15/32(a)	119	120,882
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(c)	288	284,585
7.00%, 04/15/55, (5-year CMT + 2.653%)(c)	390	399,251
7.13%, 04/15/55, (5-year CMT + 2.620%)(c)	375	382,614
Telecom Italia Capital SA
6.00%, 09/30/34(b)	168	166,746
6.38%, 11/15/33(b)	182	188,540
7.20%, 07/18/36(b)	172	180,914
7.72%, 06/04/38	185	199,544
TELUS Corp.
6.63%, 10/15/55, (5-year CMT + 2.709%)(c)	245	248,214
7.00%, 10/15/55, (1-day SOFR + 1.350%)(c)	295	299,488
U.S. Cellular Corp., 6.70%, 12/15/33(b)	187	195,892
Viasat Inc.
5.63%, 04/15/27(a)	185	184,324
6.50%, 07/15/28(a)	142	134,132
7.50%, 05/30/31(a)(b)	275	239,562
Viavi Solutions Inc., 3.75%, 10/01/29(a)	154	142,689
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	429	407,878
6.13%, 03/01/28(a)	295	266,390
		12,196,259
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)(b)	165	170,798
7.13%, 02/01/32(a)(b)	215	223,830
		394,628
Total Long-Term Investments — 96.1% (Cost: $173,545,842)		172,074,537
	Shares
Short-Term Securities
Money Market Funds — 23.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	36,528,072	36,542,683

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	4,810,000	$4,810,000
Total Short-Term Securities — 23.1% (Cost: $41,337,697)		41,352,683
Total Investments — 119.2% (Cost: $214,883,539)		213,427,220
Liabilities in Excess of Other Assets — (19.2)%		(34,452,021)
Net Assets — 100.0%		$178,975,199

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,226,621	$1,327,668 (a)	$—	$(2,768)	$(8,838)	$36,542,683	36,528,072	$130,938 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,230,000	3,580,000 (a)	—	—	—	4,810,000	4,810,000	91,770	—
				$(2,768)	$(8,838)	$41,352,683		$222,708	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$172,074,537	$—	$172,074,537
Short-Term Securities
Money Market Funds	41,352,683	—	—	41,352,683
	$41,352,683	$172,074,537	$—	$213,427,220

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate